T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.6%
Corporate Bonds 0.6%
Telecom Argentina, 6.50%, 6/15/21 (USD)	645,000	549
YPF, 8.50%, 3/23/21 (USD)	340,000	232
Total Argentina (Cost $960)		781

BRAZIL 6.1%
Corporate Bonds 6.1%
Azul Investments, 5.875%, 10/26/24 (USD)	1,210,000	676
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)	415,000	357
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(2)	525,000	451
Banco do Brasil, VR, 9.00% (USD) (1)(3)	1,675,000	1,608
Cosan, 5.50%, 9/20/29 (USD)	950,000	779
CSN Resources, 7.625%, 2/13/23 (USD) (2)	1,870,000	1,311
Globo Comunicacao e Participacoes, 4.843%, 6/8/25 (USD)	690,000	632
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (2)	505,000	434
Itau Unibanco Holding, VR, 6.50% (USD) (1)(2)(3)	900,000	860
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	1,350,000	1,241
Oi, 10.00%, 7/27/25 (USD) (4)	350,000	242
Total Brazil (Cost $10,405)		8,591

CANADA 1.9%
Corporate Bonds 1.9%
GFL Environmental, 7.00%, 6/1/26 (USD) (2)	300,000	291
Hudbay Minerals, 7.625%, 1/15/25 (USD) (2)	1,145,000	1,003
New Gold, 6.375%, 5/15/25 (USD) (2)	645,000	600
Seven Generations Energy, 5.375%, 9/30/25 (USD) (2)	1,360,000	741
Total Canada (Cost $3,413)		2,635

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHILE 0.3%
Corporate Bonds 0.3%
Latam Finance, 7.00%, 3/1/26 (USD) (2)	935,000	431
Total Chile (Cost $991)		431

CHINA 8.3%
Corporate Bonds 8.3%
China Evergrande Group, 6.25%, 6/28/21 (USD)	990,000	861
China Evergrande Group, 9.50%, 4/11/22 (USD)	1,050,000	864
CIFI Holdings Group, 6.00%, 7/16/25 (USD)	262,000	231
CIFI Holdings Group, 6.45%, 11/7/24 (USD)	580,000	529
CIFI Holdings Group, 7.625%, 2/28/23 (USD)	805,000	777
Country Garden Holdings, 7.25%, 4/8/26 (USD)	1,360,000	1,346
Easy Tactic, 9.125%, 7/28/22 (USD)	1,175,000	1,075
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	840,000	747
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)	1,115,000	1,043
Kaisa Group Holdings, 11.25%, 4/9/22 (USD)	500,000	445
Times China Holdings, 6.75%, 7/16/23 (USD)	1,145,000	1,039
Times China Holdings, 7.85%, 6/4/21 (USD)	770,000	743
Yanlord Land HK, 6.75%, 4/23/23 (USD)	955,000	888
Yuzhou Properties, 7.90%, 5/11/21 (USD)	835,000	818
Yuzhou Properties, 8.375%, 10/30/24 (USD)	400,000	352
Total China (Cost $12,953)		11,758

CONGO 0.3%
Corporate Bonds 0.3%
HTA Group, 9.125%, 3/8/22 (USD)	430,000	403
Total Congo (Cost $417)		403

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
FRANCE 1.2%
Corporate Bonds 1.2%
Altice France, 3.375%, 1/15/28	150,000	154
Altice France, 3.375%, 1/15/28 (2)	100,000	103
Altice France, 7.375%, 5/1/26 (USD) (2)	200,000	200
Banijay Entertainment, 3.50%, 3/1/25 (2)	250,000	247
Credit Agricole, VR, 6.50% (1)(3)	290,000	303
Louvre Bidco, 4.25%, 9/30/24	500,000	485
Loxam, 6.00%, 4/15/25	250,000	148
Loxam, 6.00%, 4/15/25 (2)	200,000	118
Total France (Cost $2,181)		1,758

GERMANY 1.3%
Corporate Bonds 1.3%
Consus Real Estate, 9.625%, 5/15/24	275,000	244
Consus Real Estate, 9.625%, 5/15/24 (2)	575,000	510
Garfunkelux Holdco 3, 8.50%, 11/1/22 (GBP)	800,000	674
Kirk Beauty One, 8.75%, 7/15/23	250,000	109
Synlab Unsecured Bondco, 8.25%, 7/1/23	350,000	358
Total Germany (Cost $2,686)		1,895

HONG KONG 0.2%
Corporate Bonds 0.2%
Melco Resorts Finance, 5.375%, 12/4/29 (USD) (2)	400,000	333
Total Hong Kong (Cost $406)		333

INDIA 2.3%
Corporate Bonds 2.3%
JSW Steel, 5.95%, 4/18/24 (USD)	1,080,000	799
Shriram Transport Finance, 5.10%, 7/16/23 (USD)	1,250,000	875
Shriram Transport Finance, 5.95%, 10/24/22 (USD)	1,200,000	933
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
TML Holdings, 5.75%, 5/7/21 (USD)	750,000	724
Total India (Cost $4,078)		3,331

INDONESIA 0.9%
Corporate Bonds 0.9%
Adaro Indonesia, 4.25%, 10/31/24 (USD)	1,100,000	904
Theta Capital, 8.125%, 1/22/25 (USD)	448,000	329
Total Indonesia (Cost $1,337)		1,233

ISRAEL 0.9%
Corporate Bonds 0.9%
Teva Pharmaceutical Finance Netherlands II, 1.25%, 3/31/23
(EUR)	525,000	509
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)	530,000	532
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR) (2)	100,000	107
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)	200,000	197
Total Israel (Cost $1,369)		1,345

ITALY 1.6%
Corporate Bonds 1.6%
ASR Media & Sponsorship, 5.125%, 8/1/24 (2)	635,000	595
ASR Media & Sponsorship, 5.125%, 8/1/24	350,000	328
F-Brasile, 7.375%, 8/15/26 (USD) (2)	675,000	672
Intesa Sanpaolo, VR, 7.00% (1)(3)	310,000	300
UniCredit, VR, 9.25% (1)(3)	310,000	321
Total Italy (Cost $2,576)		2,216

LUXEMBOURG 2.8%
Corporate Bonds 2.8%
Altice Financing, 2.25%, 1/15/25	250,000	245
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Altice Financing, 3.00%, 1/15/28	1,030,000	999
Altice Finco, 4.75%, 1/15/28	900,000	814
Altice Finco, 7.625%, 2/15/25 (USD) (2)	1,350,000	1,247
LHMC Finco 2, 7.25%, 10/2/25 (4)	500,000	211
Ypso Finance Bis, 8.00%, 5/15/27 (2)	475,000	518
Total Luxembourg (Cost $4,555)		4,034

MACAO 0.4%
Corporate Bonds 0.4%
Wynn Macau, 5.50%, 10/1/27 (USD) (2)	665,000	594
Total Macao (Cost $658)		594

MEXICO 1.6%
Corporate Bonds 1.6%
Axtel, 6.375%, 11/14/24 (USD) (2)	1,245,000	1,036
Cemex, 5.70%, 1/11/25 (USD) (2)	1,400,000	1,193
Total Mexico (Cost $2,689)		2,229

MONGOLIA 0.1%
Corporate Bonds 0.1%
Mongolian Mining, 9.25%, 4/15/24 (USD)	200,000	132
Total Mongolia (Cost $188)		132

NETHERLANDS 3.4%
Corporate Bonds 3.4%
LeasePlan, VR, 7.375% (1)(3)	970,000	862
Sigma Holdco, 5.75%, 5/15/26 (2)	735,000	734
Summer BidCo, 9.00%, 11/15/25 (4)	1,200,000	1,187
Trivium Packaging Finance, 3.75%, 8/15/26 (2)	130,000	130
Trivium Packaging Finance, 8.50%, 8/15/27 (USD) (2)	200,000	201
Ziggo, 2.875%, 1/15/30 (2)	115,000	116
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Ziggo Bond, 3.375%, 2/28/30 (2)	710,000	702
Ziggo Bond, 6.00%, 1/15/27 (USD) (2)	900,000	871
Total Netherlands (Cost $5,623)		4,803
NORWAY 0.2%
Corporate Bonds 0.2%
DNB Bank, VR, 6.50% (USD) (1)(3)	375,000	344
Total Norway (Cost $385)		344
OMAN 1.4%
Corporate Bonds 1.4%
Lamar Funding, 3.958%, 5/7/25 (USD)	1,705,000	1,239
Oztel Holdings, 6.625%, 4/24/28 (USD)	1,120,000	815
Total Oman (Cost $2,573)		2,054
PANAMA 0.7%
Corporate Bonds 0.7%
C&W Senior Financing, 7.50%, 10/15/26 (USD) (2)	1,120,000	1,034
Total Panama (Cost $1,094)		1,034
ROMANIA 0.5%
Corporate Bonds 0.5%
RCS & RDS, 3.25%, 2/5/28 (EUR) (2)	800,000	767
Total Romania (Cost $880)		767
SERBIA 0.4%
Corporate Bonds 0.4%
United Group, 3.625%, 2/15/28 (EUR) (2)	575,000	518
Total Serbia (Cost $635)		518

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SOUTH AFRICA 0.7%
Corporate Bonds 0.7%
FirstRand Bank, VR, 6.25%, 4/23/28 (USD) (1)	1,065,000	961
Total South Africa (Cost $1,065)		961
SPAIN 1.1%
Corporate Bonds 1.1%
Banco Santander, VR, 6.75% (1)(3)	300,000	297
Cirsa Finance International, 6.25%, 12/20/23	500,000	370
Cirsa Finance International, 6.25%, 12/20/23 (2)	445,000	328
LHC3, 4.125%, 8/15/24 (4)	400,000	369
LHC3, 4.125%, 8/15/24 (2)(4)	235,000	217
Total Spain (Cost $2,208)		1,581
SWITZERLAND 1.3%
Corporate Bonds 1.3%
Consolidated Energy Finance, 6.50%, 5/15/26 (USD) (2)	1,015,000	853
Credit Suisse Group, VR, 7.50% (USD) (1)(2)(3)	500,000	484
UBS Group, VR, 7.125% (USD) (1)(3)	500,000	487
Total Switzerland (Cost $2,061)		1,824
UKRAINE 1.5%
Corporate Bonds 1.5%
Kernel Holding, 8.75%, 1/31/22 (USD)	1,000,000	865
MHP, 7.75%, 5/10/24 (USD)	520,000	442
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD) (2)	900,000	756
Total Ukraine (Cost $2,376)		2,063
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.9%
ADES International Holding, 8.625%, 4/24/24 (USD)	200,000	157
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Emirates NBD Bank, VR, 6.125% (USD) (1)(3)	1,350,000	1,155
Total United Arab Emirates (Cost $1,632)		1,312

UNITED KINGDOM 5.4%
Corporate Bonds 5.4%
Arqiva Broadcast Finance, 6.75%, 9/30/23	250,000	311
Barclays, VR, 7.875% (1)(3)	430,000	467
Cabot Financial Luxembourg, 7.50%, 10/1/23	925,000	1,065
eG Global Finance, 4.375%, 2/7/25 (EUR)	325,000	264
eG Global Finance, 4.375%, 2/7/25 (EUR) (2)	445,000	361
Iceland Bondco, 4.625%, 3/15/25	625,000	607
Jerrold Finco, 4.875%, 1/15/26 (2)	1,130,000	1,200
Royal Bank of Scotland Group, VR, 8.625% (USD) (1)(3)	555,000	541
Standard Chartered, VR, 7.50% (USD) (1)(2)(3)	500,000	486
Victoria, 5.25%, 7/15/24 (EUR)	250,000	202
Victoria, 5.25%, 7/15/24 (EUR) (2)	1,070,000	867
Virgin Media Secured Finance, 4.25%, 1/15/30 (2)	790,000	883
Virgin Media Secured Finance, 5.25%, 5/15/29 (2)	100,000	117
Virgin Media Secured Finance, 5.25%, 5/15/29	275,000	320
Total United Kingdom (Cost $9,320)		7,691

UNITED STATES 46.8%
Bank Loans 7.1% (5)
Acrisure, FRN, 1M USD LIBOR + 3.50%, 5.207%, 2/15/27	210,163	185
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 8.45%,
9/19/25	290,000	261
Asurion, FRN, 3M USD LIBOR + 6.50%, 7.489%, 8/4/25 (6)	1,510,000	1,376
Atkins Nutritionals Holdings, FRN, 1M USD LIBOR + 3.75%,
4.547%, 7/7/24	1,275,000	1,170
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24	457,101	192
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%,
10/21/24 (6)	1,283,750	1,197

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

		Par/Shares	$ Value
	(Cost and value in $000s)
	CPI Holdco, FRN, 1M USD LIBOR + 4.25%, 5.70%, 11/4/26 (7)	725,000	623
	Encapsys, FRN, 1M USD LIBOR + 3.25%, 4.25%, 11/7/24 (7)	296,553	231
	Fiserv Investment Solutions, FRN, 1M USD LIBOR + 4.75%,
	6.442%, 2/18/27 (7)	1,270,000	1,067
	Hyland Software, FRN, 3M USD LIBOR + 7.00%, 7.989%,
	7/7/25	425,000	376
	iHeartCommunications, FRN, 1M USD LIBOR + 6.75%,
	4/30/20 (6)(7)(8)	295,000	215
	Intelsat Jackson Holdings, 6.625%, 1/2/24	230,000	212
	Kronos, FRN, 3M USD LIBOR + 3.00%, 4.763%, 11/1/23	484,238	440
	Kronos, FRN, 3M USD LIBOR + 8.25%, 10.013%, 11/1/24 (6)	550,000	504
	Loire Finco Luxembourg, FRN, 3M EURIBOR + 3.25%, 1/24/27
(EUR)	(6)	550,000	514
	Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 4.489%,
	2/5/27	1,069,543	847
	Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.489%,
	2/4/28	415,000	312
	Zayo Group Holdings, FRN, 1M USD LIBOR + 3.00%, 3.989%,
	3/9/27	380,000	357
			10,079
	Common Stocks 0.1%
	iHeartMedia, Class A (9)	11,835	87
T	-Mobile USA, CVR, 4.75%, 2/1/28 (7)(9)	450,000	1
			88
	Convertible Preferred Stocks 0.9%
	Avantor, Series A, 6.25%, 5/15/22	3,585	158
	NextEra Energy, 4.872%, 9/1/22	6,700	335
	Targa Resources, Series A, 9.50%,
	Acquisition Date: 10/30/17 - 3/12/20, Cost $1,439 (3)(10)	1,320	786
			1,279
	Corporate Bonds 38.7%
	Acrisure, 7.00%, 11/15/25 (2)	705,000	613
	Acrisure, 8.125%, 2/15/24 (2)	290,000	273
	Aleris International, 10.75%, 7/15/23 (2)	1,065,000	1,065

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
AMC Entertainment Holdings, 5.875%, 11/15/26	1,000,000	415
AmWINS Group, 7.75%, 7/1/26 (2)	760,000	745
Antero Resources, 5.125%, 12/1/22	1,190,000	643
Apex Tool Group, 9.00%, 2/15/23 (2)	210,000	142
Archrock Partners, 6.25%, 4/1/28 (2)	205,000	141
Archrock Partners, 6.875%, 4/1/27 (2)	510,000	362
Arconic, 6.125%, 2/15/28 (2)	655,000	669
Ashland Services, 2.00%, 1/30/28 (EUR)	470,000	448
Ashland Services, 2.00%, 1/30/28 (EUR) (2)	715,000	681
Avantor, 4.75%, 10/1/24 (EUR)	1,130,000	1,187
B&G Foods, 5.25%, 4/1/25	835,000	822
B&G Foods, 5.25%, 9/15/27	240,000	233
Bausch Health, 4.50%, 5/15/23 (EUR)	785,000	826
Bausch Health, 7.25%, 5/30/29 (2)	380,000	391
Bausch Health Americas, 8.50%, 1/31/27 (2)	610,000	634
Calpine, 5.125%, 3/15/28 (2)	1,175,000	1,078
CCO Holdings, 4.50%, 8/15/30 (2)	510,000	499
CCO Holdings, 5.375%, 6/1/29 (2)	355,000	362
CCO Holdings, 5.50%, 5/1/26 (2)	290,000	294
Cheniere Energy Partners, 4.50%, 10/1/29 (2)	615,000	547
Chobani, 7.50%, 4/15/25 (2)	975,000	863
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (2)	165,000	153
Compass Minerals International, 6.75%, 12/1/27 (2)	635,000	603
Constellium, 4.25%, 2/15/26 (EUR)	410,000	338
Constellium, 4.25%, 2/15/26 (EUR) (2)	190,000	157
Constellium, 6.625%, 3/1/25 (2)	420,000	374
CrownRock, 5.625%, 10/15/25 (2)	65,000	34
CSC Holdings, 5.75%, 1/15/30 (2)	210,000	210
CSC Holdings, 6.50%, 2/1/29 (2)	690,000	737
CSC Holdings, 7.50%, 4/1/28 (2)	825,000	870
DCP Midstream, Series A, VR, 7.375% (1)(3)	170,000	51
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
DCP Midstream Operating, 6.45%, 11/3/36 (2)	50,000	24
DCP Midstream Operating, 6.75%, 9/15/37 (2)	130,000	64
DCP Midstream Operating, 8.125%, 8/16/30	85,000	48
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2)	450,000	198
EIG Investors, 10.875%, 2/1/24	420,000	357
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR)	730,000	725
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR) (2)	430,000	427
EQT, 6.125%, 2/1/25	620,000	471
EQT, 7.00%, 2/1/30	340,000	247
Exterran Energy Solutions, 8.125%, 5/1/25	445,000	294
FAGE International, 5.625%, 8/15/26 (2)	1,100,000	864
Freeport-McMoRan, 5.25%, 9/1/29	800,000	736
General Electric, Series D, VR, 5.00% (1)(3)	1,460,000	1,186
HCA, 5.375%, 2/1/25	335,000	343
Hecla Mining, 7.25%, 2/15/28	635,000	559
Hertz, 7.125%, 8/1/26 (2)	945,000	477
Hess, 5.60%, 2/15/41	35,000	24
Hughes Satellite Systems, 6.625%, 8/1/26	1,020,000	1,020
iHeartCommunications, 6.375%, 5/1/26	8,956	9
iHeartCommunications, 8.375%, 5/1/27	516,302	441
Intelsat Jackson Holdings, 8.50%, 10/15/24 (2)	374,000	236
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2)	395,000	399
KFC Holding, 5.00%, 6/1/24 (2)	1,260,000	1,222
Kosmos Energy, 7.125%, 4/4/26	200,000	108
Kosmos Energy, 7.125%, 4/4/26 (2)	1,190,000	643
Kraton Polymers, 5.25%, 5/15/26 (EUR)	100,000	86
Kraton Polymers, 5.25%, 5/15/26 (EUR) (2)	450,000	387
Kraton Polymers, 7.00%, 4/15/25 (2)	120,000	106
LCPR Senior Secured Financing, 6.75%, 10/15/27 (2)	485,000	477
Live Nation Entertainment, 4.75%, 10/15/27 (2)	385,000	344
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (2)	530,000	281
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Matador Resources, 5.875%, 9/15/26	700,000	198
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (2)	1,000,000	770
MDC Partners, 6.50%, 5/1/24 (2)	975,000	722
MEDNAX, 6.25%, 1/15/27 (2)	950,000	762
Nabors Industries, 4.625%, 9/15/21	120,000	76
Nabors Industries, 7.25%, 1/15/26 (2)	210,000	67
Nabors Industries, 7.50%, 1/15/28 (2)	420,000	125
Navient, 7.25%, 1/25/22	85,000	84
Netflix, 3.625%, 6/15/30 (EUR) (2)	165,000	177
Netflix, 3.875%, 11/15/29 (EUR) (2)	295,000	317
Netflix, 4.625%, 5/15/29 (EUR)	1,200,000	1,349
New Albertsons, 4.875%, 2/15/30 (2)	415,000	411
New Albertsons, 7.45%, 8/1/29	20,000	19
New Albertsons, 7.50%, 3/15/26 (2)	250,000	267
New Albertsons, 8.00%, 5/1/31	10,000	10
NGL Energy Partners, 7.50%, 4/15/26	980,000	343
Occidental Petroleum, 3.125%, 2/15/22	850,000	625
Pacific Gas & Electric, 6.05%, 3/1/34 (9)	1,240,000	1,252
Pactiv, 8.375%, 4/15/27	905,000	941
Panther BF Aggregator 2, 4.375%, 5/15/26 (EUR)	525,000	478
Panther BF Aggregator 2, 8.50%, 5/15/27 (2)	715,000	624
Performance Food Group, 5.50%, 10/15/27 (2)	435,000	405
PGT Innovations, 6.75%, 8/1/26 (2)	630,000	603
Post Holdings, 5.625%, 1/15/28 (2)	725,000	738
Presidio Holdings, 4.875%, 2/1/27 (2)	205,000	183
Presidio Holdings, 8.25%, 2/1/28 (2)	425,000	375
QEP Resources, 5.25%, 5/1/23	90,000	33
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (2)	110,000	115
Refinitiv U.S. Holdings, 6.875%, 11/15/26 (EUR)	325,000	360
Refinitiv U.S. Holdings, 6.875%, 11/15/26 (EUR) (2)	310,000	343
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (2)	392,000	414
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (2)	1,330,000	1,273
Scientific Games International, 7.00%, 5/15/28 (2)	265,000	163
Scientific Games International, 8.25%, 3/15/26 (2)	755,000	483
Solera, 10.50%, 3/1/24 (2)	975,000	955
Sprint, 7.875%, 9/15/23	1,005,000	1,103
Sprint Capital, 8.75%, 3/15/32	400,000	527
Sprint Communications, 11.50%, 11/15/21	145,000	160
Summit Midstream Holdings, 5.75%, 4/15/25	730,000	84
Tallgrass Energy Partners, 5.50%, 1/15/28 (2)	835,000	434
Tallgrass Energy Partners, 6.00%, 3/1/27 (2)	270,000	140
Targa Resources Partners, 6.875%, 1/15/29	210,000	172
Tenet Healthcare, 6.875%, 11/15/31	1,035,000	890
Terraform Global Operating, 6.125%, 3/1/26 (2)	1,090,000	1,063
Terrier Media Buyer, 8.875%, 12/15/27 (2)	920,000	787
Tesla, 5.30%, 8/15/25 (2)	415,000	389
Townsquare Media, 6.50%, 4/1/23 (2)	605,000	575
TransDigm, 6.25%, 3/15/26 (2)	465,000	464
TransDigm, 7.50%, 3/15/27	415,000	403
Univar Solutions USA, 5.125%, 12/1/27 (2)	390,000	355
Vizient, 6.25%, 5/15/27 (2)	220,000	218
WW International, 8.625%, 12/1/25 (2)	975,000	836
Yum! Brands, 7.75%, 4/1/25 (2)	70,000	74
		54,997
Total United States (Cost $79,515)		66,443

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 0.95% (11)(12)	2,830,591	2,831
Total Short-Term Investments (Cost $2,831)		2,831
Total Investments in Securities 97.1%
(Cost $164,060)		$137,925
Other Assets Less Liabilities 2.9%		4,132
Net Assets 100.0%		$142,057

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $59,493 and represents 41.9% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6)	All or a portion of this loan is unsettled as of March 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(7)	Level 3 in fair value hierarchy.
(8)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9)	Non-income producing
(10)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $786 and represents 0.6% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

(11)	Affiliated Companies
(12)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CVR	Contingent Value Rights
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	4/30/20	EUR	718USD	770$	23
Bank of America	4/30/20	USD	597EUR	551	(12)
BNP Paribas	4/30/20	USD	1,528EUR	1,375	9
Goldman Sachs	4/30/20	USD	22,291EUR	20,140	52
HSBC Bank	4/30/20	EUR	1,449USD	1,613	(13)
HSBC Bank	4/30/20	USD	810EUR	733	1
HSBC Bank	4/30/20	USD	783EUR	710	(1)
JPMorgan Chase	4/30/20	EUR	2,066USD	2,254	27
JPMorgan Chase	4/30/20	USD	1,425EUR	1,289	2
Morgan Stanley	4/30/20	USD	619EUR	557	4
RBC Dominion Securities	4/30/20	USD	293EUR	262	4
Standard Chartered	4/30/20	USD	651EUR	589	1
State Street	4/30/20	EUR	817USD	929	(27)
State Street	4/30/20	USD	453EUR	407	4
State Street	4/30/20	USD	5,563GBP	4,648	(215)
UBS Investment Bank	4/30/20	USD	373EUR	329	10
UBS Investment Bank	4/30/20	USD	801EUR	731	(6)
Net unrealized gain (loss) on open forward
currency exchange contracts					$(137)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$24	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$9,653	¤	¤$	2,831	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,831.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Bank Loans	$	— $	7,943$	2,136$	10,079
Common Stocks		87	—	1	88
Convertible Preferred Stocks		—	1,279	—	1,279
Corporate Bonds		—	123,648	—	123,648
Short-Term Investments		2,831	—	—	2,831
Total Securities		2,918	132,870	2,137	137,925
Forward Currency Exchange Contracts		—	137	—	137
Total		$2,918$	133,007$	2,137$	138,062
Liabilities
Forward Currency Exchange Contracts	$	— $	274$	— $	274

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(371,000) for the period ended March 31, 2020.

($000 s)		Gain
	Beginning	(Loss)			Ending
	Balance	During	Total	Total	Balance
	1/1/20	Period	Purchases	Sales	3/31/20
Investment in Securities
Common Stocks	$1	$–	$–	$–	$1
Bank Loans	1,448	(363)	1,566	(515)	2,136
Total	$1,449	$(363)	$1,566	$(515)	$2,137